SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 28. SUBSEQUENT EVENTS

These consolidated financial statements were approved by management and available for issuance on October 28, 2022, and the Company has evaluated subsequent events through this date. No subsequent events required adjustments to or disclosure in these consolidated financial statements.